UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07432

Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.9% (99.4% of Total Investments)
	MUNICIPAL BONDS – 151.2% (99.0% of Total Investments)
	Alabama – 4.0% (2.6% of Total Investments)
$ 11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	4/14 at 100.00	Aaa	$ 11,942,699
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
5,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	5,054,700
	2006C-2, 5.000%, 11/15/39 (UB)
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	966,840
	System Inc., Series 2005A, 5.000%, 11/15/30
1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International	6/15 at 100.00	BBB	1,018,020
	Paper Company, Series 2005A, 5.000%, 6/01/25
1,500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	7/14 at 100.00	AA	1,500,600
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
2,325	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds,	5/20 at 100.00	BBB	2,449,062
	International Paper Company Project, Series 2010A, 5.800%, 5/01/34
22,720	Total Alabama			22,931,921
	Alaska – 0.3% (0.2% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+ (4)	1,731,800
	12/01/30 (Pre-refunded 12/01/14) – FGIC Insured (UB)
	Arizona – 3.8% (2.5% of Total Investments)
1,300	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	Baa1	1,281,228
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
10,450	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium	7/22 at 100.00	A1	11,079,090
	Facility Project, Series 2012A, 5.000%, 7/01/30
1,360	Oro Valley, Arizona, Water Project Revenue Obligations, Refunding Senior Lien Series 2012,	No Opt. Call	AA	1,370,390
	2.000%, 7/01/14
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,
	Series 2012:
400	5.000%, 7/01/27 (Alternative Minimum Tax)	7/22 at 100.00	AA+	418,292
950	5.000%, 7/01/32 (Alternative Minimum Tax)	7/22 at 100.00	AA+	967,271
3,710	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011,	7/21 at 100.00	A	3,909,969
	5.250%, 7/01/41
3,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay	No Opt. Call	A–	3,037,470
	Contract Obligations, Series 2007, 5.000%, 12/01/37
21,170	Total Arizona			22,063,710
	California – 21.4% (14.0% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A	1,612,590
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
8,000	Anaheim Public Financing Authority, California, Senior Lease Bonds, Public Improvement Project,	9/17 at 100.00	A1	7,857,040
	Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	5,045,600
	Series 2006, 5.000%, 4/01/37
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	737,811
	Series 2013A, 5.000%, 7/01/37
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,923,432
	5.000%, 11/15/42 (UB)
1,375	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,432,063
	Series 2010A, 6.400%, 8/15/45
2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various	3/23 at 100.00	A2	2,077,600
	Projects Series 2013A, 5.000%, 3/01/38
1,220	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I,	11/19 at 100.00	A2	1,414,358
	6.375%, 11/01/34
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1,	3/20 at 100.00	A2	1,670,835
	5.750%, 3/01/30
4,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2011A,	10/21 at 100.00	A2	4,826,565
	5.125%, 10/01/31
19,095	California State, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured	6/15 at 100.00	A1	19,545,642
1,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	1,102,650
1,030	California Statewide Communities Development Authority, Revenue Bonds, American Baptist	10/19 at 100.00	BBB+	1,079,831
	Homes of the West, Series 2010, 6.250%, 10/01/39
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	BB	1,001,868
	Public Schools, Series 2010, 6.000%, 7/01/40
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	930,640
	Health System, Series 2005A, 5.000%, 7/01/39
1,685	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	2,093,073
	Option Bond Trust 3175, 13.788%, 5/15/14 (IF)
3,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election 2012	8/23 at 100.00	AA	3,214,350
	Series 2013B, 5.000%, 8/01/38
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	No Opt. Call	BBB–	1,755,480
	Series 2013A, 0.000%, 1/15/26
1,000	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California, General	8/21 at 100.00	Aa2	1,138,460
	Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale Redevelopment	12/16 at 100.00	A	2,080,440
	Project, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.750%, 6/01/47	6/17 at 100.00	B	2,374,860
610	5.125%, 6/01/47	6/17 at 100.00	B	441,927
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,794,598
	2006B, 0.000%, 9/01/27
540	Madera County, California, Certificates of Participation, Children’s Hospital Central California,	3/20 at 100.00	A+	557,717
	Series 2010, 5.375%, 3/15/36
2,000	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds, Series	8/24 at 100.00	Aa2	2,159,560
	2011, 0.000%, 8/01/31
1,000	Mendocino-Lake Community College District, California, General Obligation Bonds, Election 2006,	8/26 at 100.00	AA–	934,200
	Series 2011B, 0.000%, 8/01/31 – AGM Insured
1,030	Mount San Antonio Community College District, Los Angeles County, California, General Obligation	2/28 at 100.00	AA	724,203
	Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C,	No Opt. Call	A	3,462,588
	7.000%, 11/01/34
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	3,102,930
	6.625%, 11/01/29
1,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,287,088
	5.250%, 11/01/21
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,746,200
	5.500%, 5/01/32
2,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	2,148,760
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/16 at 100.00	AA+	11,461,441
	Series 2006A, 4.250%, 7/01/31 – AGM Insured (UB)
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission	8/19 at 100.00	A–	745,502
	Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,430	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	1,448,167
31,300	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	8,860,717
4,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project,	9/17 at 100.00	AA+	4,617,880
	Tender Option Bond Trust 3030, 18.075%, 9/01/38 – NPFG Insured (IF)
690	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California,	12/19 at 100.00	AA–	725,728
	Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B:
4,005	0.000%, 8/01/36 – AGM Insured	8/31 at 100.00	AA–	2,211,080
3,900	5.625%, 5/01/41 – AGM Insured	8/21 at 100.00	AA–	4,206,267
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C,	8/21 at 100.00	Aa2	3,142,080
	5.250%, 8/01/47
148,690	Total California			122,693,821
	Colorado – 7.6% (5.0% of Total Investments)
1,250	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds,	12/20 at 100.00	Aa2	1,430,088
	Series 2010, 6.250%, 12/01/35
700	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	NA	698,019
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
4,735	Broomfield, Colorado, Water Activity Enterprise, Water Revenue Bonds, Series 2012,	No Opt. Call	A1	5,541,607
	5.000%, 12/01/20
625	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series	12/23 at 100.00	BBB	680,894
	2013A, 6.000%, 12/01/38
1,240	Colorado City Metropolitan District, Pueblo county, Colorado, Water and Wastewater Enterprise	No Opt. Call	A–	1,147,384
	Revenue Bonds, Refunding & Improvement Series 2012, 4.500%, 12/01/34
585	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	A–	608,862
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
2,000	Colorado Health Facilities Authority, Revenue Bonds, Children’s Hospital Colorado Project, Series	12/23 at 100.00	A+	2,048,260
	2013A, 5.000%, 12/01/36
2,000	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012,	No Opt. Call	A–	1,723,520
	4.000%, 12/01/42
2,250	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Series 2013B-1,	11/23 at 100.00	AA	2,429,685
	5.000%, 11/15/38
945	Colorado Springs, Colorado, Utility System Revenue Bonds, Improvement Series 2008C,	11/18 at 100.00	AA	1,046,115
	5.500%, 11/15/48
25	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue	3/19 at 100.00	Aa2	26,714
	Bonds, Series 2009A, 5.000%, 3/01/34
1,175	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue	3/19 at 100.00	N/R (4)	1,393,632
	Bonds, Series 2009A, 5.000%, 3/01/34 (Pre-refunded 3/01/19)
1,210	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds,	9/22 at 100.00	AA–	1,266,229
	City of Fountain, Electric, Water & Wastewater Utility Enterprise Project, Series 2013A, 5.000%,
	9/01/38 – AGM Insured
	Commerce City Northern Infrastructure General Improvement District, Colorado, General Obligation
	Bonds, Series 2013:
1,070	5.000%, 12/01/29 – AGM Insured	12/22 at 100.00	AA–	1,166,792
1,685	5.000%, 12/01/30 – AGM Insured	12/22 at 100.00	AA–	1,833,465
1,000	5.000%, 12/01/31 – AGM Insured	12/22 at 100.00	AA–	1,074,130
1,000	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding	12/20 at 100.00	BBB	1,025,770
	Series 2010, 5.375%, 12/01/40
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,325,620
4,000	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue	No Opt. Call	A+	4,199,240
	Bonds, Series 2012, 5.000%, 12/01/42
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	786,884
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds,	12/21 at 100.00	A	1,017,770
	Series 2011A, 5.000%, 12/01/41
3,015	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	3,282,672
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
2,000	Parker Water and Sanitation District, Douglas County, Colorado, General Obligation Bonds,	No Opt. Call	AA–	2,047,540
	Refunding Series 2012, 4.500%, 8/01/37
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity
	Bonds, Series 2010:
1,245	6.000%, 1/15/34	7/20 at 100.00	Baa3	1,301,075
2,365	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,450,518
1,465	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2012, 4.000%, 12/01/37	No Opt. Call	BBB+	1,236,108
41,540	Total Colorado			43,788,593
	Florida – 7.4% (4.9% of Total Investments)
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy,	9/20 at 100.00	BBB–	1,258,013
	Inc. Project, Series 2010A, 6.000%, 9/01/40
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy,
	Inc. Project, Series 2013A:
1,005	5.000%, 9/01/43	9/23 at 100.00	BBB–	872,802
865	5.000%, 9/01/45	9/23 at 100.00	BBB–	748,528
2,115	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series	4/19 at 100.00	A–	2,326,521
	2009B, 7.000%, 4/01/39
1,480	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project,	4/23 at 100.00	AA–	1,512,116
	Series 2013A, 5.000%, 4/01/33 – AGM Insured (Alternative Minimum Tax)
2,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	2,072,980
	AGM Insured
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	1,205,325
	University, Refunding Series 2011, 6.375%, 4/01/31
1,795	Jacksonville, Florida, Transportation Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/24	10/22 at 100.00	AA–	2,032,335
2,050	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A	2,055,228
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,170	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	1,210,154
	5.000%, 7/01/42
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	7,256,843
	5.000%, 10/01/42
1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/17 at 100.00	N/R	974,710
	Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41
1,885	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	1,900,589
	Gardens, Series 2004A, 5.900%, 5/01/35
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,505,022
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AA–	11,566,280
	AMBAC Insured
41,215	Total Florida			42,497,446
	Georgia – 2.7% (1.8% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	Aa3	5,180,032
	FGIC Insured
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA–	1,585,500
	AGM Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,576,075
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
5,250	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	A1 (4)	6,271,440
	1/01/19 – FGIC Insured (ETM)
13,650	Total Georgia			15,613,047
	Guam – 0.7% (0.5% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	4,095,240
	2010, 5.500%, 7/01/30
	Hawaii – 0.9% (0.6% of Total Investments)
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/20 at 100.00	A2	1,034,870
	Obligated Group, Series 2010A, 5.500%, 7/01/40
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A2	3,127,440
	Obligated Group, Series 2013A, 5.500%, 7/01/43
1,175	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	1,192,778
	University, Series 2013A, 6.625%, 7/01/33
5,175	Total Hawaii			5,355,088
	Idaho – 0.1% (0.1% of Total Investments)
195	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	7/19 at 100.00	A1	205,618
	5.650%, 7/01/26
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	608,941
	Mitigation Series 2012A, 5.000%, 9/01/32
790	Total Idaho			814,559
	Illinois – 18.5% (12.1% of Total Investments)
1,180	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues	12/21 at 100.00	A+	1,151,338
	Series 2011A, 5.000%, 12/01/41
1,090	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A, 6.250%,	No Opt. Call	A	1,128,760
	1/01/15 – NPFG Insured
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – AGM Insured	7/14 at 100.00	AA–	5,565,152
	(Alternative Minimum Tax)
415	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series	1/16 at 100.00	A	419,781
	2005A, 5.000%, 1/01/33 – FGIC Insured
1,250	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal Property	6/22 at 100.00	AA	1,312,263
	Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured
1,685	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997,	No Opt. Call	Baa1	1,914,396
	8.500%, 12/01/15 – FGIC Insured
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	521,700
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	5/14 at 100.00	N/R	500,600
	7.000%, 5/15/18
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,031,680
5,220	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011A, 5.750%, 10/01/27	4/21 at 100.00	A	5,827,034
3,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	3,100,260
	5.625%, 1/01/37
5,015	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	4,624,382
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	2,584,062
	5.250%, 8/15/34 (Pre-refunded 8/15/14)
3,160	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	3,453,027
	6.000%, 5/15/39
500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	610,165
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	436,783
905	6.000%, 7/01/43	7/23 at 100.00	A–	962,477
1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A+	1,859,139
	Series 2009C, 6.625%, 11/01/39
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	5,852,377
	5.500%, 8/01/37
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	2,186,500
2,000	7.000%, 8/15/44	8/19 at 100.00	BBB+	2,194,420
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series	3/20 at 100.00	AA–	527,910
	2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series	5/19 at 100.00	BBB+	3,293,880
	2009, 6.125%, 5/15/25
1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	962,520
	Refunding Series 2007A, 5.250%, 5/01/34
1,375	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	1,388,186
	Series 1993C, 7.000%, 4/01/14
2,615	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	2,829,796
910	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	949,703
5,295	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,458,033
	5.000%, 1/01/38
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	11,746,948
	General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/19 – AGM Insured (UB)
1,245	Mc Henry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General	2/20 at 100.00	A2	1,444,150
	Obligation Bonds, Series 2011B, 6.250%, 2/01/21 – AGM Insured
	McHenry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General
	Obligation Bonds, Series 2011A:
825	6.000%, 2/01/24 – AGM Insured	2/20 at 100.00	A2	922,136
1,030	6.000%, 2/01/25 – AGM Insured	2/20 at 100.00	A2	1,138,191
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding	6/22 at 100.00	AAA	2,459,725
	Bonds, Series 2012B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	8,807,355
36,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	AAA	8,291,723
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College,
	Series 2012:
445	5.000%, 10/01/25	10/22 at 100.00	Baa1	465,919
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	414,852
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
780	5.250%, 6/01/21	No Opt. Call	A	902,390
2,000	6.250%, 6/01/24	6/16 at 100.00	A–	2,155,140
2,200	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AA	2,593,580
	General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	1,707,996
	6.000%, 10/01/32
128,165	Total Illinois			105,696,429
	Indiana – 2.7% (1.8% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA+	1,361,022
2,705	0.000%, 2/01/25	No Opt. Call	AA+	1,784,624
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	A3	3,076,170
	Series 2006, 5.250%, 8/01/36
680	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University	2/22 at 100.00	BBB+	711,702
	Project, Series 2012B, 5.000%, 2/01/29
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational	10/19 at 100.00	BB–	1,065,015
	Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	A–	1,534,920
	Project, Refunding Series 2010, 5.125%, 3/01/30
5,380	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project,	7/23 at 100.00	BBB	5,106,158
	Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)
1,005	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional	No Opt. Call	AA–	1,058,737
	Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
17,270	Total Indiana			15,698,348
	Iowa – 1.1% (0.7% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,023,250
	5.000%, 7/01/20
1,630	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	1,667,995
	Dubuque Project, Refunding Series 2011, 6.000%, 10/01/31
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	2,091,560
	5.500%, 12/01/25
1,340	Linn-Mar Community School District, Linn County, Iowa, School Infrastructure Sales, Service and	No Opt. Call	A+	1,350,291
	Use Tax Revenue Bonds, Refunding Series 2014A, 2.000%, 7/01/14 (WI/DD, Settling 2/24/14)
5,970	Total Iowa			6,133,096
	Kansas – 1.6% (1.0% of Total Investments)
	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,
	Series 2011A:
2,000	5.000%, 9/01/26	9/21 at 100.00	Aa3	2,233,260
1,400	5.000%, 9/01/27	9/21 at 100.00	Aa3	1,550,388
1,485	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A,	12/20 at 100.00	Baa1	1,517,210
	5.000%, 12/01/31
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	639,270
	Mall Project, Series 2010, 5.900%, 4/01/32
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	1,757,175
	5.300%, 6/01/31 – NPFG Insured
1,950	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,338,168
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
9,185	Total Kansas			9,035,471
	Kentucky – 1.9% (1.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	1,064,230
	Medical Health System, Series 2010A, 6.000%, 6/01/30
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement	3/21 at 100.00	A3	5,493,700
	and Refunding Series 2011, 6.250%, 3/01/31
4,000	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County	4/23 at 100.00	A	4,238,040
	Community Hospital Corporation, Series 2013, 5.000%, 4/01/28
10,000	Total Kentucky			10,795,970
	Louisiana – 8.1% (5.3% of Total Investments)
165	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company	11/14 at 100.00	BBB	168,749
	Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)
1,725	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/36 at 101.00	Ba3	1,799,141
	GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
7,445	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	6,950,875
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady	8/15 at 100.00	A+	5,210,513
	Health System, Series 2005A, 5.250%, 8/15/32
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/17 at 100.00	Baa1	3,845,942
	2007A, 5.500%, 5/15/47
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
5,375	5.000%, 7/01/30	7/23 at 100.00	A	5,721,473
4,580	5.000%, 7/01/31	7/23 at 100.00	A	4,824,114
300	5.000%, 7/01/36	7/23 at 100.00	A	309,888
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,480	4.750%, 5/01/39 (WI/DD, Settling 2/04/14) – AGM Insured	5/16 at 100.00	Aa1	1,506,995
15,820	4.500%, 5/01/41 – NPFG Insured (UB)	5/16 at 100.00	Aa1	15,834,080
170	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Residuals 660, 16.435%,	5/16 at 100.00	Aa1	170,604
	5/01/34 – NPFG Insured (IF)
46,010	Total Louisiana			46,342,374
	Maine – 0.7% (0.5% of Total Investments)
505	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	488,370
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	2,111,860
	Center, Series 2011, 6.750%, 7/01/36
1,250	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,296,088
	5.000%, 7/01/40
3,755	Total Maine			3,896,318
	Maryland – 0.1% (0.1% of Total Investments)
395	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	7/14 at 100.00	Aa2	396,248
	5.875%, 7/01/16
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	51,389
	Series 2004, 5.375%, 8/15/24
345	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing	7/14 at 100.00	Aaa	345,825
	Development Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)
790	Total Maryland			793,462
	Massachusetts – 1.6% (1.1% of Total Investments)
2,805	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	BBB	2,786,824
	3/01/35 – ACA Insured
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	4/14 at 102.00	N/R	958,840
	5.250%, 10/01/26
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,992,948
	University Issue, Series 2009A, 5.750%, 7/01/39
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,508,139
	8/01/46 – AGM Insured (UB) (5)
9,170	Total Massachusetts			9,246,751
	Michigan – 3.7% (2.4% of Total Investments)
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	328,702
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
625	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	625,131
	5.000%, 11/01/30
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,501,340
	7/01/35 – NPFG Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	4,719,384
	7/01/34 – FGIC Insured
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	BB–	1,848,500
1,500	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote	6/20 at 100.00	AA–	1,591,875
	Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured
3,220	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A2	3,321,881
	Refunding Series 2009, 5.750%, 11/15/39
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	AA+ (4)	1,060,590
	2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
365	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	410,559
1,635	5.000%, 12/01/31 (UB)	12/16 at 100.00	Aa2	1,667,978
22,100	Total Michigan			21,075,940
	Minnesota – 2.0% (1.3% of Total Investments)
1,000	Duluth Housing & Redevelopment Authority, Minnesota Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	1,002,380
	Schools Academy, Series 2010A, 5.875%, 11/01/40
2,310	Hermantown Independent School District 700, Minnesota, General Obligation Bonds, School	2/24 at 100.00	Aa2	2,397,849
	Building Series 2014A, 4.000%, 2/01/29 (WI/DD, Settling 2/27/14)
2,175	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building	No Opt. Call	AA+	2,258,194
	Series 2014A, 4.000%, 2/01/15 (WI/DD, Settling 2/19/14)
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project,	8/16 at 100.00	N/R	2,711,959
	Series 2007-1, 5.000%, 8/01/36
1,000	Rochester, Minnesota, General Obligation, Waste Water Bonds, Series 2004A, 5.000%, 2/01/14	No Opt. Call	Aaa	1,000,000
2,000	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living	5/14 at 100.00	N/R	2,009,820
	Community, Series 2012B, 4.875%, 5/01/19
11,360	Total Minnesota			11,380,202
	Mississippi – 2.0% (1.3% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/14 at 100.00	BBB	1,000,050
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,975	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	3,041,521
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,215	Mississippi, General Obligation Bonds, Refunding Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA+	6,279,747
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,098,000
	Project, Series 2008A, 6.500%, 9/01/32
10,190	Total Mississippi			11,419,318
	Missouri – 3.0% (2.0% of Total Investments)
1,380	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,452,767
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
1,745	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/22 at 100.00	AA–	1,562,299
	Bonds, Saint Francis Medical Center, Series 2013A, 3.375%, 6/01/28
2,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BBB+	2,002,900
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services –	2/14 at 100.00	BBB+	1,000,160
	Heisinger Project, Series 2004, 5.500%, 2/01/35
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,058,810
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas
	City University of Medicine and Biosciences, Series 2013A:
1,590	5.000%, 6/01/30	6/23 at 100.00	A1	1,675,351
2,700	5.000%, 6/01/33	6/23 at 100.00	A1	2,796,579
665	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint	5/23 at 100.00	BBB+	684,837
	Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
505	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A	534,123
	University of Central Missouri, Series 2013C2, 5.000%, 10/01/34
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP
	Facilities, Series 2012:
1,080	5.000%, 1/01/22	1/21 at 100.00	A2	1,205,053
1,110	5.000%, 1/01/23	1/21 at 100.00	A2	1,221,133
1,250	5.000%, 1/01/25	1/21 at 100.00	A2	1,353,488
430	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	442,186
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
16,455	Total Missouri			16,989,686
	Nebraska – 0.3% (0.2% of Total Investments)
500	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	506,370
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
1,000	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series	6/24 at 100.00	Aa2	1,179,770
	2014, 5.000%, 12/01/25 (WI/DD, Settling 2/13/14)
1,500	Total Nebraska			1,686,140
	Nevada – 1.1% (0.7% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,451,320
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,852,371
	8.000%, 6/15/30
5,700	Total Nevada			6,303,691
	New Jersey – 1.7% (1.1% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
835	5.750%, 6/01/31	6/20 at 100.00	Baa3	893,567
3,000	5.875%, 6/01/42	6/20 at 100.00	Baa3	3,196,020
1,120	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D,	7/23 at 100.00	A	1,193,091
	5.000%, 7/01/33
575	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	639,670
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
305	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA- (4)	341,143
300	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA- (4)	335,550
815	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA- (4)	864,976
2,710	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,003,449
	Series 2007-1A, 4.750%, 6/01/34
9,660	Total New Jersey			9,467,466
	New Mexico – 0.5% (0.3% of Total Investments)
1,200	Albuquerque Metropolitan Arroyo Flood Control Authority, New Mexico, General Obligation Bonds,	No Opt. Call	AAA	1,211,448
	Series 2012, 2.000%, 8/01/14
1,500	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,552,080
	Project, Series 2010A, 6.125%, 7/01/40
2,700	Total New Mexico			2,763,528
	New York – 4.8% (3.1% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools,	4/17 at 100.00	BB+	773,399
	Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,082,259
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,279,519
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,037,888
	2/15/47 – NPFG Insured
1,070	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,128,989
	5.000%, 11/15/34
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	A	2,594,850
	5.000%, 11/15/38
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,342,613
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
1,870	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	1,915,291
	Series 2011, 5.000%, 11/15/44
2,780	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/14 at 100.00	AA–	2,823,451
	State Contingency Contract-Backed Bonds, Series 2013B, 5.000%, 6/01/19
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/20 at 100.00	BBB	862,965
	LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	A	6,547,500
	LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
26,450	Total New York			27,388,724
	North Carolina – 0.1% (0.1% of Total Investments)
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	766,605
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
	North Dakota – 0.6% (0.4% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	2,502,885
	6.250%, 11/01/31
1,125	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	1,136,543
	Group, Series 2012, 5.000%, 12/01/32
3,315	Total North Dakota			3,639,428
	Ohio – 3.9% (2.6% of Total Investments)
5,915	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	4,987,587
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
2,000	5.250%, 11/01/29	11/20 at 100.00	BBB+	2,091,080
3,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	3,125,550
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services,	7/21 at 100.00	BBB–	3,205,285
	Improvement Series 2010A, 5.625%, 7/01/26
700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	709,835
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
4,615	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A,	11/21 at 100.00	AA	5,150,294
	6.000%, 11/15/41
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	889,464
	Project, Series 2009E, 5.625%, 10/01/19
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	2,177,740
	2013A-1, 5.250%, 2/15/33
22,070	Total Ohio			22,336,835
	Oklahoma – 1.4% (0.9% of Total Investments)
2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	AA	2,029,900
	5.375%, 6/01/33 – BAM Insured (Alternative Minimum Tax)
5,615	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,685,805
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	90,017
	System, tender option Bond Trust 3500, 8.577%, 6/15/30 (IF)
7,703	Total Oklahoma			7,805,722
	Oregon – 0.2% (0.1% of Total Investments)
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C,	6/22 at 100.00	A1	1,077,510
	5.000%, 6/15/28
	Pennsylvania – 4.3% (2.9% of Total Investments)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	911,810
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,070,460
	Ministries Project, Series 2009, 6.125%, 1/01/29
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	598,320
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA–	5,491,867
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
5,490	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA	5,706,196
	Revenue, Series 2013A, 5.000%, 12/01/38
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,624,587
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011:
5,445	6.000%, 8/01/36	8/20 at 100.00	A+	6,012,151
1,425	6.500%, 8/01/41	8/20 at 100.00	A+	1,591,298
1,670	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	1,854,869
	Hospital Project, Refunding and Improvement Series 2011, 5.250%, 8/01/19
23,715	Total Pennsylvania			24,861,558
	Puerto Rico – 0.6% (0.4% of Total Investments)
4,810	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,665,124
	2010C, 6.000%, 8/01/39
	Rhode Island – 2.6% (1.7% of Total Investments)
15,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	BBB–	14,759,700
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 1.8% (1.2% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A (4)	4,232,394
	Series 2004A, 5.250%, 2/15/23 (Pre-refunded 8/15/14) – NPFG Insured
5,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.250%,	No Opt. Call	A	6,164,400
	1/01/21 – FGIC Insured
9,120	Total South Carolina			10,396,794
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals,	11/14 at 100.00	A+	1,835,068
	Series 2004A, 5.500%, 11/01/31
	Tennessee – 1.0% (0.6% of Total Investments)
3,790	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	3,881,983
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	985,159
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	680,782
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
9,545	Total Tennessee			5,547,924
	Texas – 19.4% (12.7% of Total Investments)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,485,424
	4.250%, 8/15/36 (UB)
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	Baa2	1,048,590
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	4,026,480
	5.000%, 11/01/38 (Alternative Minimum Tax)
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	2,633,982
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
2,275	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AA–	2,333,581
	11/01/27 – AGM Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/14 at 100.00	N/R	6,009,420
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
2,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,348,987
	2013A, 5.125%, 10/01/43
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	13,618,951
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AA (4)	9,818,850
	5.750%, 12/01/32 – AGM Insured (ETM)
3,790	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%,	7/22 at 100.00	A+	3,888,009
	7/01/32 (Alternative Minimum Tax)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	8,179,576
	Bonds, Series 2006, 0.000%, 8/15/39
1,100	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A, 5.750%,	1/18 at 100.00	AA–	1,198,010
	1/01/40 – AGC Insured
2,500	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	2,647,300
	5.750%, 1/01/38
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA+	1,418,197
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,227,875
250	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	263,890
	Texas Health Resources Project, Trust 1031, 17.891%, 2/15/30 (IF) (5)
2,945	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds,	8/20 at 100.00	Aa3	3,079,616
	Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
5,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds,	8/23 at 100.00	Aa3	4,308,300
	Scott & White Healthcare Project, Series 2013A, 4.000%, 8/15/43
5,200	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	5,272,228
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,505	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	1,777,947
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
2,500	5.000%, 12/15/27	No Opt. Call	A3	2,566,550
4,810	5.000%, 12/15/28	No Opt. Call	A3	4,906,441
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	1,772,537
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
2,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	2,179,019
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38
	(Alternative Minimum Tax)
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
2,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	2,219,460
500	7.000%, 6/30/40	6/20 at 100.00	Baa3	553,855
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	945,760
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.842%, 4/01/28 (IF)	4/17 at 100.00	AAA	5,005,656
1,320	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A,	No Opt. Call	A–	1,025,600
	0.000%, 8/15/21 – AMBAC Insured
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	4/14 at 100.00	Aaa	9,126,195
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
145,955	Total Texas			110,886,286
	Utah – 1.4% (0.9% of Total Investments)
3,485	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital	6/14 at 100.00	N/R	3,487,124
	Project, Series 1998, 5.750%, 12/15/18
1,300	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%,	No Opt. Call	Aa3 (4)	1,324,518
	7/01/14 (ETM)
300	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/14 at 100.00	AA	303,039
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
265	5.500%, 1/01/18 (Alternative Minimum Tax)	7/14 at 100.00	AA–	265,607
110	5.650%, 1/01/21 (Alternative Minimum Tax)	7/14 at 100.00	Aaa	110,179
810	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	825,382
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,555	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BB–	1,496,423
	School, Series 2010A, 6.375%, 7/15/40
7,825	Total Utah			7,812,272
	Virgin Islands – 0.5% (0.3% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	257,403
	Lien Series 2009A, 6.000%, 10/01/39
2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series	10/19 at 100.00	BBB	2,718,774
	2009A, 6.750%, 10/01/37
2,730	Total Virgin Islands			2,976,177
	Virginia – 1.4% (0.9% of Total Investments)
3,045	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/38	No Opt. Call	BBB–	650,899
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	663,630
	Series 2007B1, 5.000%, 6/01/47
1,765	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,630,066
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
4,640	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,864,437
	Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)
10,450	Total Virginia			7,809,032
	Washington – 2.5% (1.6% of Total Investments)
	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric
	Development, Series 2005A:
220	5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	Aa3 (4)	229,801
5,780	5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AA (4)	5,927,852
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series	10/22 at 100.00	AA	2,244,386
	2012A, 5.000%, 10/01/42
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,124,940
	Research Center, Series 2009A, 6.000%, 1/01/33
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,003,900
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
1,595	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,631,765
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
13,780	Total Washington			14,162,644
	West Virginia – 1.3% (0.8% of Total Investments)
1,950	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,035,644
	Center, Series 2009A, 5.625%, 9/01/32
5,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	5,184,250
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
6,950	Total West Virginia			7,219,894
	Wisconsin – 3.6% (2.3% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	862,743
	Series 2009, 5.875%, 2/15/39
4,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc.,	7/23 at 100.00	A–	4,291,602
	Series 2013B, 5.000%, 7/01/36
1,400	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc.,	4/20 at 100.00	A–	1,415,442
	Series 2010B, 5.000%, 4/01/30
2,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	2,147,984
	Series 2012, 5.000%, 6/01/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
5,000	5.250%, 8/15/21	8/16 at 100.00	A–	5,334,500
1,000	5.250%, 8/15/34	8/16 at 100.00	A–	1,001,150
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – NPFG Insured (UB) (5)	5/16 at 100.00	AA	5,424,000
19,520	Total Wisconsin			20,477,421
$ 943,033	Total Municipal Bonds (cost $833,810,945)			865,734,133

Shares	Description (1)				Value
	COMMON STOCKS – 0.2% (0.1% of Total Investments)
	Airlines – 0.2% (0.1% of Total Investments)
36,046	American Airlines Group Inc., (6)				$ 1,209,343
	Total Common Stocks (cost $929,267)				1,209,343

Shares	Description (1)		Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES- 0.5% (0.3% of Total Investments)
	Airlines – 0.5% (0.3% of Total Investments)
100,335	American Airlines Group Inc., (6)		6.250%	N/R	$ 2,675,934
	Total Convertible Preferred Securities (cost $2,560,516)				2,675,934

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 48	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 8,669
14	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	1,810
$ 62	Total Corporate Bonds (cost $3,068)				10,479
	Total Long-Term Investments (cost $837,303,796)				869,629,889

Principal		Optional Call
Amount (000)	Description (1)		Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9% (0.6% of Total Investments)
	MUNICIPAL BONDS – 0.9 (0.6% of Total Investments)
	California – 0.9 (0.6% of Total Investments)
$ 5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic		No Opt. Call	A-2	$ 5,000,000
	Services Inc., Variable Rate Demand Obligations, Series 2010A, 0.700%, 8/01/23 (Mandatory put
	5/01/14) (Alternative Minimum Tax) (9)
$ 5,000	Total Short-Term Investments (cost $5,000,000)				5,000,000
	Total Investments (cost $842,303,796) – 152.8%				874,629,889
	Floating Rate Obligations – (9.5)%				(54,368,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.8)% (10)				(262,200,000)
	Other Assets Less Liabilities – 2.5%				14,428,271
	Net Assets Applicable to Common Shares – 100%				$ 572,490,160

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$865,734,133	$ —	$865,734,133
Common Stocks	1,209,343	—	—	1,209,343
Convertible Preferred Securities	2,675,934	—	—	2,675,934
Corporate Bonds	—	—	10,479	10,479
Short-Term Investments:
Municipal Bonds	—	5,000,000	—	5,000,000
Total	$3,885,277	$870,734,133	$10,479	$874,629,889

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $788,805,378.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 47,179,004
Depreciation	(15,678,364)
Net unrealized appreciation (depreciation) of investments	$ 31,500,640

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which is to be converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock will be converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Investment has a maturity of more than a year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.0%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014